UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period:02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS Strategic High Yield Tax Free Fund

(Prior to 4/1/08, this fund was known as DWS High Yield Tax Free Fund)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 90.6%
Alabama 0.8%
Camden, AL, Industrial Development Board Revenue, Weyerhaeuser, Series A, 6.125%, 12/1/2024	1,000,000	1,003,770
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	3,700,000	4,009,727
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	1,718,340
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	2,000,000	1,767,360

		8,499,197

Arizona 0.3%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	3,593,960
California 10.2%
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	4,500,000	5,005,485
California, Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2020	4,000,000	4,144,200
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	19,225,000	15,915,993
Series B, 5.625%, 6/1/2038	15,110,000	16,389,061
Series A-1, 5.75%, 6/1/2047	1,665,000	1,488,294
Series 2003-A-1, 6.75%, 6/1/2039	17,750,000	20,194,885
California, State General Obligation:
5.0%, 2/1/2020	11,105,000	11,103,556
5.25%, 2/1/2019	8,000,000	8,207,360
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2019	3,825,000	3,981,749
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	2,915,000	2,663,814
Los Angeles County, CA, Public Works Financing Authority Lease Revenue, Master Project, Series A, 5.0%, 12/1/2017 (a)	5,310,000	5,487,088
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, Series C, AMT, 7.5%, 12/1/2024	6,035,000	6,127,939
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	915,000	928,295
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	3,960,000	3,627,202
Southern California, Public Power Authority, National Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/1/2022	2,500,000	2,408,200

		107,673,121
Colorado 4.0%
Colorado, Health Facilities Authority Revenue, Adventist Health Sunbelt, Series D, 5.125%, 11/15/2029	8,000,000	7,416,400
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	10,000,000	7,995,900
Colorado, Hospital & Healthcare Revenue, Health Facilities Authority, Hospital-Portercare Adventist Health, 6.625%, 11/15/2026	2,000,000	2,252,940
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, 7.125%, 6/15/2041	8,000,000	9,006,880
Denver, CO, Airport Revenue, AMT, Series D, 7.75%, 11/15/2013	8,670,000	9,588,933
Denver, CO, City & County Single Family Mortgage Revenue, Metro Mayors Caucus, AMT, 5.25%, 11/1/2040	3,980,443	3,782,655
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,400,098

		42,443,806
Connecticut 1.8%
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,447,310
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010	2,000,000	1,820,880
Series B, 144A, Zero Coupon, 9/1/2011	2,000,000	1,728,040
Series B, 144A, Zero Coupon, 9/1/2012	2,000,000	1,637,580
Series B, 144A, Zero Coupon, 9/1/2013	2,000,000	1,541,740
Series B, 144A, Zero Coupon, 9/1/2014	2,000,000	1,443,740
Mashantucket, CT, Special Revenue, Mashantucket Western Pequot Tribe, Series A, 144A, 6.5%, 9/1/2031	7,295,000	7,290,623
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A, 5.7%, 9/1/2012	1,000,000	1,011,630

		18,921,543
Delaware 0.3%
Delaware, Industrial Development Revenue, 6.375%, 5/1/2027	2,000,000	2,239,580
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series A, 6.0%, 1/1/2035	1,000,000	879,020

		3,118,600
Florida 4.6%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	455,000	457,925
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, 6.0%, 11/15/2031	1,000,000	1,101,090
Highlands County, FL, Hospital & Healthcare Revenue, Health Facilities Authority, Adventist Hospital, Series D, 5.875%, 11/15/2029	4,000,000	4,474,080
Hillsborough County, FL, Hospital & Healthcare Revenue, Industrial Development Authority, University Community Hospital Project, Series A, 5.625%, 8/15/2019	3,425,000	3,333,347
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	8,100,000	7,985,547
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	878,920
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,348,164
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027 (a)	2,500,000	2,290,850
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	7,426,640
Series A, 144A, 5.75%, 10/1/2022	9,500,000	9,114,775
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2025 (a)	3,745,000	3,573,217
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2023	5,000,000	4,736,800
5.0%, 8/15/2024	1,000,000	940,090

		48,661,445
Georgia 1.7%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	2,886,780
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,225,000	1,058,657
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	10,000,000	9,753,000
Series A, 5.5%, 9/15/2024	2,440,000	2,158,692
Georgia, Municipal Electric Authority, Power Revenue:
Series 2005-Z, 5.5%, 1/1/2012	1,295,000	1,353,881
Series Z, Prerefunded, 5.5%, 1/1/2012	80,000	84,794

		17,295,804
Guam 0.1%
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,297,751
Illinois 2.3%
Chicago, IL, General Obligation:
Series A, Prerefunded, 5.25%, 1/1/2029 (a)	825,000	896,297
Series A, 5.25%, 1/1/2029 (a)	175,000	174,109
Illinois, Finance Authority Revenue, Monarch Landing, Inc. Facilities:
Series A, 7.0%, 12/1/2027	5,000,000	4,928,300
Series A, 7.0%, 12/1/2037	5,000,000	4,832,750
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,102,598
Series A, 5.875%, 2/15/2038	500,000	430,295

Illinois, Municipal Electric Agency Power Supply Revenue:
Series A, 5.25%, 2/1/2023 (a)	3,500,000	3,463,460
Series A, 5.25%, 2/1/2024 (a)	2,500,000	2,457,025
Kane County, IL, School District General Obligation, School District No. 129 Aurora West Side, Series A, 5.75%, 2/1/2018 (a)	4,370,000	4,756,046
Winnebago County, IL, School District General Obligation, School District No. 122, Series 3, 6.45%, 6/1/2008 (a)	1,500,000	1,514,400

		24,555,280
Indiana 0.8%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,490,755
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	863,660
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	2,300,000	2,040,951
North Manchester, IN, Senior Care Revenue, 7.25%, 7/1/2033	3,000,000	2,964,630
St. Joseph County, IN, Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A, 6.0%, 5/15/2026	235,000	215,620
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.5%, 9/1/2027	1,000,000	875,830

		8,451,446
Iowa 1.2%
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	5,335,000	4,537,738
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	4,656,100
Wapello County, IA, Hospital & Healthcare Revenue, Ottumwa Regional Health Center Project, 6.375%, 10/1/2031	3,000,000	3,362,610

		12,556,448
Kansas 1.9%
Lenexa, KS, Hospital & Healthcare Revenue, Series C, 6.875%, 5/15/2032	1,750,000	1,999,935
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A, 6.5%, 5/15/2028	1,000,000	1,053,560
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	8,000,000	8,949,200
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025	1,300,000	1,304,693
Series 3, 5.625%, 11/15/2031	3,750,000	3,751,950
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	3,600,000	3,347,208

		20,406,546
Kentucky 0.9%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.625%, 10/1/2028	4,305,000	4,728,957
Series A, 6.625%, 10/1/2028	1,195,000	1,255,025
Kentucky, Transportation/Tolls Revenue, State Turnpike Authority, Revitalization Project, Series A, 5.5%, 7/1/2014 (a)	3,210,000	3,533,664

		9,517,646
Louisiana 0.9%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project, AMT, Series A, 5.75%, 9/1/2031	5,000,000	4,531,850
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	5,000,000	4,882,150

		9,414,000
Maryland 2.2%
Anne Arundel County, MD, General Obligation, National Business Park Project, Prerefunded, 144A, 7.375%, 7/1/2028	1,966,000	2,188,689

Maryland, Higher Education Revenue, Collegiate Housing Foundation, Series A, Prerefunded, 5.75%, 6/1/2031	1,000,000	1,054,800
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	2,500,000	2,737,300
Maryland, State Health & Higher Educational Facilities Authority Revenue, King Farm Presbyterian Community, Series B, 4.75%, 1/1/2013	5,000,000	4,817,550
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, Series A, 5.0%, 7/1/2037	5,005,000	4,150,696
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,421,558
6.0%, 1/1/2028	6,100,000	5,887,049

		23,257,642
Massachusetts 3.9%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT:
6.5%, 9/1/2035	3,905,000	3,541,718
8.0%, 9/1/2035	980,000	881,314
Massachusetts, Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series B, 6.25%, 7/1/2022	1,750,000	1,740,008
Massachusetts, Health & Educational Facilities Authority Revenue, Milford-Whitinsville Hospital, Series D, 6.5%, 7/15/2023	2,685,000	3,032,707
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	3,600,000	4,351,860
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Partners Healthcare System, Series B, 5.125%, 7/1/2019	1,185,000	1,187,619
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, South Shore Hospital:
Series F, 5.625%, 7/1/2019	1,000,000	1,008,530
Series F, 5.75%, 7/1/2029	4,000,000	3,932,120
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,795,000	3,817,694
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	2,000,000	2,497,460
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,561,601
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,009,183
Series E, 5.0%, 7/15/2032	3,250,000	2,657,460
Series E, 5.0%, 7/15/2037	2,750,000	2,197,002

		40,416,276
Michigan 2.5%
Delta County, MI, Pollution Control Revenue, Economic Development Corp., Series A, 6.25%, 4/15/2027	5,000,000	5,520,550
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
Zero Coupon, 7/1/2011	3,150,000	2,777,040
Zero Coupon, 7/1/2012	3,150,000	2,642,503
Detroit, MI, School District General Obligation:
Series A, 5.5%, 5/1/2018 (a)	1,565,000	1,689,355
Series A, 5.5%, 5/1/2019 (a)	1,200,000	1,295,352
Detroit, MI, Sewer Disposal Revenue, Series D, 3.768% *, 7/1/2032 (a)	1,615,000	1,320,666
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	820,030
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp., Series A, 7.5%, 5/15/2029	2,000,000	2,212,040
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	1,683,860

Kentwood, MI, Industrial Development Revenue, Economic Development, Series A, 6.0%, 11/15/2032	1,750,000	1,840,283
Michigan, Senior Care Revenue, Strategic Fund Limited, 5.75%, 11/15/2018	1,500,000	1,545,090
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health System, Series A, 5.0%, 11/15/2016	1,125,000	1,138,388
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	2,000,000	2,108,020

		26,593,177
Minnesota 0.2%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Benedictine Health Systems, St. Mary:
5.375%, 2/15/2022	1,000,000	986,940
5.5%, 2/15/2023	1,000,000	995,940

		1,982,880
Mississippi 0.5%
Mississippi, Sales & Special Tax Revenue, Development Bank, Diamond Lakes Utilities, Series A, 6.25%, 12/1/2017	1,100,000	1,039,038
Warren County, MS, Gulf Opportunity, International Paper, Series A, 5.5%, 9/1/2031	4,250,000	3,804,812

		4,843,850
Missouri 2.1%
Branson, MO, Regional Airport Transportation Development, District Airport Revenue, Series B, AMT, 6.0%, 7/1/2037	1,250,000	1,057,700
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	1,825,240
Florissant, MO, Industrial Development Revenue, Desmet Acquisition, Series A, 8.5%, 8/15/2030	6,505,000	6,883,786
Florissant, MO, Industrial Development Revenue, St. Catherine Acquisition, Series B, 9.0%, 8/15/2030	3,070,000	3,250,792
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	947,220
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	7,600,000	8,394,124

		22,358,862
Nebraska 0.3%
Nebraska, Central Plains Energy Project Revenue, Project No. 1, Series A, 5.25%, 12/1/2021	3,000,000	2,834,760
Nevada 1.1%
Clark County, NV, County General Obligation, 5.5%, 6/1/2015 (a)	5,000,000	5,360,950
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 7.375%, 1/1/2030	6,000,000	2,067,780
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	4,496,400

		11,925,130
New Hampshire 0.9%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	876,045
Series A, 5.4%, 1/1/2030	550,000	455,889
New Hampshire, Higher Education Revenue, Health & Educational Facilities Authority, New Hampshire College Issue, 7.4%, 1/1/2023	2,000,000	2,246,420
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,630,335
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	1,485,000	1,454,350
5.625%, 7/1/2018	1,615,000	1,502,176

		9,165,215

New Jersey 2.6%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	969,180
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,073,279
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023 (a)	1,770,000	1,736,441
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,514,800
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,307,452
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 5.0%, 6/1/2029	15,965,000	13,337,800
6.25%, 6/1/2043	5,500,000	6,221,930

		27,160,882
New York 7.0%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter’s Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	2,767,710
Series A, 5.75%, 11/15/2022	1,500,000	1,503,165
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	3,000,000	3,403,440
Long Island, NY, Power Authority, Electric Systems Revenue:
Series E, 5.0%, 12/1/2021 (a)	4,000,000	3,972,960
Series E, 5.0%, 12/1/2022 (a)	16,075,000	15,764,752
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement, Amsterdam at Harborside, Series A, 6.7%, 1/1/2043	5,000,000	4,812,750
New York, Liberty Development Corp. Revenue, National Sports Museum Project, Series A, 6.125%, 2/15/2019	2,500,000	2,378,575
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013	2,750,000	2,944,342
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	1,000,000	931,360
New York, Transportation/Tolls Revenue, Transportation Authority, Series A, 5.75%, 7/1/2018	7,000,000	7,750,190
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	8,116,720
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT:
7.75%, 8/1/2031	5,000,000	5,185,750
8.0%, 8/1/2028	3,000,000	3,173,070
New York City, NY, Transitional Finance Authority Revenue:
Series B, Prerefunded, 5.5%, 2/1/2016	420,000	451,916
Series B, 5.5%, 2/1/2016 (b)	1,580,000	1,684,786
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,529,715
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,081,213
Ulster County, NY, Industrial Development Agency, Civic Facility Revenue, Kingston Regional Senior Living, Series C, 2.95% *, 9/15/2037, Sovereign Bank FSB (c)	1,400,000	1,400,000
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Catharine Field Home, 2.95% *, 1/1/2031, Sovereign Bank FSB (c)	5,100,000	5,100,000

		73,952,414
North Carolina 0.7%
North Carolina, Electric Revenue, Municipal Power Agency:
Series F, 5.5%, 1/1/2016	1,000,000	1,034,640
Series F, 5.5%, 1/1/2017	1,495,000	1,537,652
Series B, 6.375%, 1/1/2013	2,075,000	2,197,218

North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,389,900

		7,159,410
North Dakota 0.4%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	3,750,000	4,138,312
Ohio 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	11,755,000	11,000,211
Franklin County, OH, Hospital & Healthcare Revenue, Health Care Facilities, Ohio Presbyterian Retirement Service, Series A, 7.125%, 7/1/2029	1,000,000	1,127,540

		12,127,751
Oregon 0.8%
Clackamas County, OR, North Clackamas School District No. 12, Series B, Zero Coupon, 6/15/2023 (a)	10,420,000	8,737,691
Pennsylvania 5.6%
Allegheny County, PA, Hospital Development Authority Revenue, West Penn Allegheny Health Systems:
Series A, 5.0%, 11/15/2028	12,160,000	9,914,170
Series B, 9.25%, 11/15/2022	2,000,000	2,348,640
Series B, 9.25%, 11/15/2030	4,630,000	5,437,102
Bucks County, PA, Industrial Development Authority, Retirement Community Revenue, Ann's Choice, Inc. Facility, Series A, 6.25%, 1/1/2035	2,250,000	2,139,142
Chester County, PA, Senior Care Revenue, Health & Education Facilities Authority, Jenners Pond, Inc. Project, 7.625%, 7/1/2034	1,750,000	2,057,370
Delaware County, PA, Project Revenue, Authority First Management, White Horse Village Project, Series A, 7.625%, 7/1/2030	1,000,000	1,110,220
Delaware Valley, PA, County General Obligation, Regional Financial Authority, 5.75%, 7/1/2017	6,250,000	6,902,625
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	937,820
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,211,528
Montgomery County, PA, Senior Care Revenue, Higher Education & Health Authority, Philadelphia Geriatric Center, Series A, 7.25%, 12/1/2027	3,125,000	3,399,687
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Reliant Energy, AMT, Series A, 6.75%, 12/1/2036	4,000,000	3,961,840
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	5,095,000	5,339,713
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, AMT, Series A, 6.125%, 11/1/2021	700,000	707,098
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	8,055,500
Westmoreland County, PA, Industrial Development Authority Revenue, Redstone Retirement Community, Series A, 5.875%, 1/1/2032	1,000,000	886,670
Westmoreland County, PA, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, 8.125%, 11/15/2030	3,000,000	3,411,840

		58,820,965
Puerto Rico 0.8%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,492,447

Puerto Rico, Public Buildings Authority Revenue, Government Facilities:
Series N, 5.5%, 7/1/2024	2,000,000	1,928,840
Series M, 6.25%, 7/1/2022	5,000,000	5,311,900

		8,733,187

Rhode Island 0.2%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	1,750,000	1,688,610
South Carolina 1.7%
Berkeley County, SC, General Obligation, School District, Prerefunded, 5.5%, 1/15/2017 (a)	620,000	673,940
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,435,050
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System:
Series B, 5.625%, 11/15/2030	3,960,000	3,892,363
Prerefunded, Series A, 5.625%, 11/15/2030	1,040,000	1,139,798
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	4,820,000	5,642,003
Series C, 7.0%, 8/1/2030 (b)	600,000	700,716
Series A, Prerefunded, 7.375%, 12/15/2021	3,500,000	3,966,340

		17,450,210
South Dakota 0.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	903,520
Tennessee 3.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	2,500,000	2,334,725
5.0%, 12/15/2018	2,160,000	1,990,462
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, 8.0%, 7/1/2033	3,000,000	3,608,820
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	15,225,000	13,477,779
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, 7.5%, 7/1/2033	5,000,000	5,919,500
Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care:
EMT, 6.5%, 9/1/2026	1,870,000	2,114,615
Prerefunded, 6.5%, 9/1/2026	3,130,000	3,539,435
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2018	8,000,000	7,917,360

		40,902,696
Texas 10.6%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	3,600,170
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,258,400
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 5.738%, 4/1/2027 **	4,950,000	3,498,214
Fort Bend, TX, General Obligation, Independent School District, Series A, 5.25%, 8/15/2025	4,445,000	4,471,492
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, Series A, 5.125%, 12/1/2023	1,175,000	1,133,053
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare Systems, Series A, 6.375%, 6/1/2029	4,460,000	4,918,711
Hidalgo County, TX, Health Services, Mission Hospital:
Prerefunded, 6.75%, 8/15/2016	1,605,000	1,635,639
6.75%, 8/15/2016	1,895,000	1,914,935
Prerefunded, 6.875%, 8/15/2026	2,290,000	2,334,953
6.875%, 8/15/2026	2,710,000	2,738,049
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	10,100,000	9,654,590

Jefferson County, TX, County General Obligation:

5.75%, 8/1/2015 (a)	3,075,000	3,332,747
5.75%, 8/1/2017 (a)	1,185,000	1,284,836
Lewisville, TX, Combination Contract Revenue, 144A, 6.75%, 10/1/2032 (d)	17,200,000	16,572,716
Lubbock, TX, Health Facilities Development Corp. Revenue, First Mortgage Carillon Project, Series A, 6.5%, 7/1/2019	2,395,000	2,534,341
Plano, TX, Independent School District:
Prerefunded, 5.375%, 2/15/2016	3,300,000	3,510,804
5.375%, 2/15/2016	1,700,000	1,792,565
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2022	2,000,000	1,907,120
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	2,500,000	2,760,650
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	5,000,000	4,831,400
Texas, Municipal Gas Acquisition & Supply Corp I, Gas Supply Revenue:
Series B, 3.894% *, 12/15/2017	20,000,000	16,635,000
Series B, 4.044% *, 12/15/2026	5,350,000	3,833,275
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,009,400
Tom Green County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	1,032,120
Travis County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Ascension Health, Series A, Prerefunded, 6.25%, 11/15/2015 (a)	10,000,000	10,665,600

		110,860,780
Utah 0.2%
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	2,000,000	2,177,280
Vermont 0.1%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, AMT, 144A, 8.25%, 6/15/2020 (e)	795,000	795,040
Virginia 1.8%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	3,000,000	3,252,780
Virginia, Marquis Community Development Authority Revenue, 5.625%, 9/1/2018	7,500,000	7,090,425
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	2,132,728
Virginia, Peninsula Town Center Community Development Authority Revenue, Special Obligation, 6.45%, 9/1/2037	3,000,000	2,651,880
Virginia, Senior Care Revenue, 7.375%, 12/1/2032	3,500,000	4,208,680

		19,336,493
Washington 5.7%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,001,290
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,885,000	5,329,584
Tacoma, WA, Electric Revenue, Series A, 5.75%, 1/1/2016 (a)	5,000,000	5,405,150
Washington, Electric Revenue, Energy Northeast Electric, Series A, 5.75%, 7/1/2018 (a)	3,500,000	3,729,355
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	10,000,000	11,124,700
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,013,700
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (a)	2,970,000	2,759,427
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series A, 6.125%, 8/15/2037	16,000,000	15,710,560
Series B, 5.75%, 8/15/2037 (a)	6,675,000	6,009,569
Whatcom County, WA, General Obligation, Washington School District No. 503, 5.5%, 12/1/2014 (a)	3,375,000	3,619,384

		59,702,719

West Virginia 0.5%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	980,000	1,072,473
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	4,020,000	4,399,327

		5,471,800
Wisconsin 0.7%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,212,550
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,521,325

		7,733,875
Multi-State 0.5%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	4,948,609	4,754,079

Total Municipal Bonds and Notes (Cost $953,131,494)		952,392,099
Municipal Inverse Floating Rate Notes 28.2%
California 2.8%
California, State Department Water Resources, Power Supply Revenue, Series A, 5.375% 5/1/2018 (a) (f)	3,750,000	4,098,544
Trust: California, State Department Water Resources, Power Supply Revenue, Series 309, 144A, 7.095%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
California, State General Obligation, 5.0%, 8/1/2020 (f)	10,400,000	10,391,316
Trust: California, Puttable Floating Option, Tax-Exempt Receipts, RITES-PA-1513, 144A, 9.53%, 8/1/2020, Leverage Factor at purchase date: 4 to 1
California, State General Obligation, 5.0%, 6/1/2022 (a) (f)	8,000,000	8,273,000
Trust: California, Municipal Securities Trust Certificates, Series 7066, Class B, 144A, 4.505%, 6/1/2022, Leverage Factor at purchase date: 4 to 1
California, State Economic Recovery, Series A, 5.25%, 7/1/2015 (a) (f)	5,800,000	6,241,960
Trust: California, State Economic Recovery, Series 926, 144A, 5.992%, 7/1/2015, Leverage Factor at purchase date: 2 to 1

		29,004,820
District of Columbia 2.1%
District of Columbia, Metropolitan Airport Authority System, Series B, AMT, 5.0%, 10/1/2023 (a) (f)	10,000,000	9,525,550
Trust: District of Columbia, Metropolitan Airport Authority System, Series 2169, AMT, 144A, 25.14%, 10/1/2023, Leverage Factor at purchase date: 20 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2014 (a) (f)	8,440,000	9,562,942
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, RITES- PA-612A, 144A, 8.455%, 10/1/2014, Leverage Factor at purchase date: 2 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2016 (a) (f)	2,310,000	2,631,240
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, RITES- PA-612B, 144A, 8.455%, 10/1/2016, Leverage Factor at purchase date: 2 to 1

		21,719,732
Florida 0.7%
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series G, 5.125%, 11/15/2020 (f)	1,000,000	986,155
Trust: Florida, Puttable Floating Option, Tax Exempt Receipts, RITES-PA-1508-A, 144A, 5.94%, 11/15/2020, Leverage Factor at purchase date: 2 to 1
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series G, 5.125%, 11/15/2021 (f)	2,000,000	1,955,570
Trust: Florida, Puttable Floating Option, Tax Exempt Receipts, RITES-PA-1508-B, 144A, 5.94%, 11/15/2021, Leverage Factor at purchase date: 2 to 1

Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series G, 5.125%, 11/15/2022 (f)	2,280,000	2,206,630
Trust: Florida, Puttable Floating Option, Tax Exempt Receipts, RITES-PA-1508-C, 144A, 5.94%, 11/15/2022, Leverage Factor at purchase date: 2 to 1
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series G, 5.125%, 11/15/2023 (f)	2,425,000	2,333,474
Trust: Florida, Puttable Floating Option, Tax Exempt Receipts, RITES PA-1508-D, 144A, 5.937%, 11/15/2023, Leverage Factor at purchase date: 2 to 1

		7,481,829
Illinois 0.6%
Aurora, IL, Single Family Mortgage Revenue, Series C, AMT, 5.5%, 6/1/2045 (f)	6,960,000	6,926,279
Trust: Illinois, Puttable Floating Option Tax Exempt Receipts, RITES-PA-1499, AMT, 144A, 11.26%, 6/1/2045, Leverage Factor at purchase date: 4 to 1
Maryland 1.0%
Maryland, State General Obligation, State & Location Facilities Loan, Series 2, 5.0%, 8/1/2022 (f)	10,000,000	10,203,000
Trust: Maryland, DFA Municipal Trust, Various States, Series 3002, 144A, 9.77%, 8/1/2022, Leverage Factor at purchase date: 4 to 1
Massachusetts 2.2%
Massachusetts, Municipal Wholesale Electric Co., Power Supply, System Revenue Project Series 6-A, 5.25%, 7/1/2016 (a) (f)	5,915,000	6,224,325
Massachusetts, Municipal Wholesale Electric Co., Power Supply, System Revenue Project Series 6-A, 5.25%, 7/1/2015 (a) (f)	1,955,000	2,057,237
Massachusetts, Municipal Wholesale Electric Co., Power Supply, System Revenue Project Series 6-A, 5.25%, 7/1/2014 (a) (f)	1,880,000	1,978,314
Massachusetts, Municipal Wholesale Electric Co., Power Supply, System Revenue Nuclear Project, Series 5-A, 5.25%, 7/1/2015 (a) (f)	1,570,000	1,652,103
Massachusetts, Municipal Wholesale Electric Co., Power Supply, System Revenue Nuclear Project, Series 5-A, 5.25%, 7/1/2014 (a) (f)	4,250,000	4,472,254
Massachusetts, Municipal Wholesale Electric Co., Power Supply, System Revenue Nuclear Project, Series 4-A, 5.25%, 7/1/2015 (a) (f)	3,750,000	3,946,106
Massachusetts, Municipal Wholesale Electric Co., Power Supply, System Revenue Nuclear Project, Series 4-A, 5.25%, 7/1/2014 (a) (f)	2,250,000	2,367,664
Trust: Massachusetts, Municipal Wholesale Electric Co., Power Supply System Revenue, Series 674, 144A, 2.355%, 7/1/2014, Leverage Factor at purchase date: 4 to 1

		22,698,003
Michigan 0.7%
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 (a) (f)	7,500,000	7,646,475
Trust: Michigan State, Series 2081, 144A, 10.23%, 9/15/2023, Leverage Factor at purchase date: 4 to 1
Nevada 2.7%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022 (a) (f)	7,327,500	7,318,826
Trust: Clark County, NV, School District, Series 1976, 144A, 7.463%, 6/15/2022 Leverage Factor at purchase date: 4 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (f)	7,848,723	7,861,748
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (f)	8,200,720	8,214,330
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (f)	5,296,333	5,305,123
Trust: Clark County, NV, Lehman Municipal Trust Receipts, Various States, Series K76W, 144A, 15.629%, 6/15/2023, Leverage Factor at purchase date: 8.5 to 1

		28,700,027
New Jersey 1.0%
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series G, 5.0%, 9/1/2019 (a) (f)	10,125,000	10,864,580
Trust: New Jersey, Economic Development Authority Revenue, RITES-PA-1253, 144A, 7.603%, 9/1/2019, Leverage Factor at purchase date: 10 to 1
New York 4.5%
New York, Long Island Power Authority, Electric System Revenue, Series D, 5.0%, 9/1/2023 (a) (f)	10,000,000	9,703,000
Trust: New York, Long Island Power Authority, Electric System Revenue, Series 1914, 144A, 7.46%, 9/1/2023, Leverage Factor at purchase date: 4 to 1
New York, Metropolitan Transportation Authority Revenue, Series A, 5.5%, 11/15/2016 (a) (f)	10,000,000	10,652,650
Trust: New York, Municipal Securities Trust Certificates, Series 7000, Class B, 144A, 5.79%, 11/15/2016, Leverage Factor at purchase date: 2 to 1
New York, State Dormitory Authority Revenues, Mental Health Services, Series B, 6.0%, 8/15/2016 (a) (f)	3,780,000	4,205,326
Trust: New York, State Dormitory Authority Revenues, Residual Certificates, Series 310, 144A, 7.125%, 8/15/2016, Leverage Factor at purchase date: 2 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (f)	5,095,207	5,124,401
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 9.225%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York & New Jersey Port Authority, Series 147, AMT, 5.0%, 10/15/2023 (a) (f)	8,260,000	7,838,533
Trust: New York & New Jersey, Port Authority Revenue, Series 1969, AMT, 144A, 7.46%, 10/15/2023, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (f)	10,000,000	9,876,100
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 36.73%, 11/1/2027, Leverage Factor at purchase date: 20 to 1

		47,400,010
Texas 4.5%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (f)	3,710,000	3,666,177
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (f)	4,315,000	4,264,031
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 8.98%, 2/15/2024 Leverage Factor at purchase date: 4 to 1
Texas, Dallas/Fort Worth International Airport Revenue, Series A, AMT, 5.5%, 11/1/2020 (a) (f)	7,130,000	7,158,021
Trust: Texas, Dallas/Fort Worth International Airport Revenue, Series 350, AMT, 144A, 6.762%, 11/1/2020, Leverage Factor at purchase date: 2 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (f)	10,000,000	9,900,300
Trust: Texas, North East Independent School District, Series 2355, 144A, 31.79%, 8/1/2024, Leverage Factor at purchase date: 20 to 1
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.25%, 8/1/2020 (f)	10,000,000	9,811,900
Trust: Texas, Municipal Securities Trust Certificates, Series 7062, Class B, 144A, 11.815%, 8/1/2020, Leverage Factor at purchase date: 4 to 1
Texas, State Transportation Commission Revenue, First-Tier, 5.0%, 4/1/2026 (f)	12,500,000	12,338,440
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 36.92%, 4/1/2026, Leverage Factor at purchase date: 25 to 1

		47,138,869
Washington 5.4%
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.375%, 7/1/2015 (a) (f)	12,500,000	13,339,125
Trust: Washington, Energy Northwest Electric Revenue, RITES-PA-825, 144A, 7.22%, 7/1/2015, Leverage Factor at purchase date: 2 to 1
Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (f)	10,000,000	9,824,200
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 10.64%, 7/1/2024, Leverage Factor at purchase date: 5 to 1

Washington, State Public Power Supply System, Nuclear Project No. 2 Revenue, 5.4%, 7/1/2012, Leverage Factor at purchase date: 2 to 1			3,000,000	3,467,430
Washington, State General Obligation, Motor Vehicle Fuel Tax, Series B, 5.0%, 7/1/2024 (a) (f)			10,000,000	9,933,250
	Trust: Washington, DFA Municipal Trust, Various States, Series 3003, 144A, 9.77%, 7/1/2024, Leverage Factor at purchase date: 4 to 1

Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (f)			10,000,000	9,873,850
	Trust: Washington State General Obligation, Series 2154, 144A, 31.79%, 7/1/2025, Leverage Factor at purchase date: 20 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023 (a) (f)			10,000,000	9,993,560
	Trust: Washington, State General Obligation, Series 2302 144A, 10.64%, 7/1/2023, Leverage Factor at purchase date: 5 to 1

				56,431,415

Total Municipal Inverse Floating Rate Notes (Cost $304,561,756)				296,215,039
	Government & Agency Obligation 0.1%
US Treasury Obligation
US Treasury Bill, 3.03% ***, 4/17/2008 (g) (Cost $368,536)			370,000	369,057
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,258,061,786) †			118.9	1,248,976,195
Other Assets and Liabilities, Net			(18.9)	(198,124,052)

Net Assets			100.0	1,050,852,143

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $1,257,241,229. At February 29, 2008, net unrealized depreciation for all securities based on tax cost was $8,265,034. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,719,844 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $52,984,878.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 29, 2008.

**	Partial interest paying security. The rate shown represents 85% of the original coupon rate.
***	Annualized yield at time of purchase; not a coupon rate.
(a)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group	4.0
	American Capital Assurance	0.5
	Financial Guaranty Insurance Company	4.6
	Financial Security Assurance, Inc.	6.2
	MBIA Corp.	6.3
	Radian	0.2
(b)	All or a portion of these securities represent collateral held in connection with open interest rate swaps.
(c)	Security incorporates a letter of credit from a major bank.
(d)	When-issued security.

(e)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of this security is uncertain and there may be changes in the estimated value of this security.

	Schedule of Restricted Security
	Security	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as a % of Net Assets
	Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, AMT, 144A, 8.25%, 6/15/2020	12/12/1989	779,947	795,040	0.1
(f)			Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.
(g)			At February 29, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At February 29, 2008, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year US Treasury Note	3/19/2008	176	19,774,715	20,889,000	(1,114,285)
At February 29, 2008, open interest rate swaps were as follows:
Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)
3/14/2008 9/14/2023	4,800,000[1]		Fixed — 5.246%	Floating — LIBOR	(334,708)
6/4/2008 5/30/2025	5,000,000[2]		Fixed — 4.948%	Floating — LIBOR	(155,185)
6/4/2008 5/30/2025	5,000,000[3]		Fixed — 4.868%	Floating — LIBOR	(106,525)
3/14/2008 9/14/2025	4,900,000[1]		Fixed — 5.254%	Floating — LIBOR	(328,865)
8/13/2008 2/12/2026	5,400,000[2]		Fixed — 5.006%	Floating — LIBOR	(196,976)
6/13/2008 6/13/2028	14,000,000[4]		Fixed — 5.123%	Floating — LIBOR	(653,503)
Total unrealized depreciation					(1,775,762)

Counterparties:
1	Citigroup Global Markets, Inc.
2	Chase Securities, Inc.

3	Lehman Brothers, Inc.
4	Goldman Sachs & Co.
LIBOR: Represents the London InterBank Offered Rate.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008